Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5 – Inventories

Inventories are stated at the lower of cost or market.  Cost is determined by the first-in, first-out method.  Cost of inventories comprises direct materials.

Inventories by major categories are as follows:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Finished goods	67,230	412,616	516,372

No inventories were written off during the three months ended June 30, 2013 and 2012.